Investments in Associates and Joint Ventures - Summary of Investments In Associates And Joint Ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates and joint ventures	£ 1,737
Dividends paid by the associate	(239)	£ (211)
Investments in associates and joint ventures	1,860	1,737
Non-current assets	127,731	133,687
Current assets	13,274	12,655
Non-current liabilities	(58,022)	(64,325)
Current liabilities	(18,823)	(16,329)
ITC Ltd.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Dividends paid by the associate	(231)	(204)
Non-current assets	4,124	4,106
Current assets	3,234	2,823
Non-current liabilities	(237)	(238)
Current liabilities	(1,031)	(1,002)
Associates And Joint Ventures
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates and joint ventures	1,737	1,577
Total comprehensive income (note 5)	390	387
Dividends paid by the associate	(239)	(211)
Additions (note 23)	8
Other equity movements	(36)	(16)
Investments in associates and joint ventures	1,860	1,737
Non-current assets	1,237	1,225
Current assets	1,085	953
Non-current liabilities	(74)	(71)
Current liabilities	(388)	(370)
Associates And Joint Ventures | ITC Ltd.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates and joint ventures	1,682
Investments in associates and joint ventures	1,794	1,682
Associates And Joint Ventures | Other Listed Associates
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates and joint ventures	20
Investments in associates and joint ventures	22	20
Associates And Joint Ventures | Unlisted Associates
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates and joint ventures	35
Investments in associates and joint ventures	£ 44	£ 35